UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  2049

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2004

Check here is Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:	    Zazove Associates, LLC
Address:    940 Southwood Blvd.
            Suite 200
            Incline Village, NV 89451

13F File Number:  28-5338

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	      Steven M. Kleiman
Title:	      Chief Operating Officer
Phone:	      (847) 239-7100
Signature, Place, and Date of Signing:

Steven M. Kleiman	Northbrook, Illinois	May 14, 2004

Report Type (Check only one.):

[X] 	13F HOLDINGS REPORT.

[ ]	13F NOTICE.

[ ] 	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT
OF 1934.

Form 13 F Summary Page

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  104

Form 13F Information Table Value Total: $1,518,317
List of Other Included Managers:  None

VALUE        SHARES/   SH/ PUT/ INVSTMT OTHER  Voting Authority (Shares)
NAME OF ISSUER              TITLE OF CLASS    CUSIP     (1000s)   PRN AMT   PRN  DSCRETN Mgrs  a) Sole  b) Shared c) None
Equity Office Properties      PFD CV B 5.25%	294741509	3,759       73,700 	Sole    73,700          0	0
Ford                          PFD TR CV 6.5%	345395206	45,325      854,385 	Sole	854,385"	0	0
Metris Companies	      COM	        591598107	196 	    24,400 	Sole	24,400"	        0	0
National Australia Bank       CAP UTS EXCHBL	632525309	34,533      878,700 	Sole	878,700"	0	0
CNF Trust I                   TECONS SER A	12612V205	1,464       29,080 	Sole	29,080"	        0	0
"Hybridon, Inc."	      COM NEW	        44860M801	243 	    240,293 	Sole	240,293"	0	0
General Motors Series B       DEB SR CONV B	370442733	14,313      561,300 	Sole	  	        0	0
ASM International	      NOTE 5.250% 5/1	00207DAE2	563 	    400,000 	Sole		0	0	0
Advanced Medical Optics	      NOTE 3.500% 4/1	00763MAE8	13,324      9,500,000 	Sole		0	0	0
Affiliated Managers Group     NOTE 5/0	        008252AC2	1,598       1,500,000 	Sole		0	0	0
AirTran Holdings	      NOTE 7.000% 7/0	00949PAB4	18,465      12,000,000	Sole		0	0	0
"Allergan, Inc"	              NOTE 11/0	        018490AE2	1,687       1,650,000 	Sole		0	0	0
Johnson & Johnson	      SDCV 7/2	        02261WAB5	52,907      74,125,000	Sole		0	0	0
American Tower Corp.	      NOTE 5.000% 2/1	029912AF9	597 	    600,000 	Sole		0	0	0
Atmel Corporation	      SDCV 5/2	        049513AE4	1,969       4,500,000	Sole		0	0	0
"Barnes & Noble, Inc."	      NOTE 5.250% 3/1	067774AD1	11,505      10,828,000 	Sole		0	0	0
Briggs & Stratton	      NOTE 5.000% 5/1	109043AE9	3,897       2,850,000 "	Sole		0	0	0
Brinker International	      DBCV 10/1	        109641AC4	13,536      18,965,000 	Sole		0	0	0
CNET Inc.	              NOTE 5.000% 3/0	125945AC9	3,725       3,725,000 "	Sole		0	0	0
Carnival Corporation	      NOTE 10/2	        143658AS1	1,268       1,605,000 "	Sole		0	0	0
Cendant Corporation	      DBCV 3.875% 11/2	151313AN3	6,729       6,100,000 "	Sole		0	0	0
"Charming Shoppes, Inc."      NOTE 4.750% 6/0	161133AC7	20,511      18,100,000 	Sole		0	0	0
"Computer Associates Int.     NOTE 5.000% 3/1	204912AR0	58,008      46,360,000 	Sole		0	0	0
Conexant Systems	      NOTE 4.000% 2/0	207142AF7	644         650,000 "	Sole		0	0	0
The Cooper Companies	      DBCV 2.625% 7/0	216648AG0	3,203 	    2,300,000 "	Sole		0	0	0
Costco Companies Inc.	      NOTE 8/1	        22160QAC6	258 	    300,000 "	Sole		0	0	0
"Cubist Pharmaceuticals, Inc. NOTE 5.500% 11/0	229678AB3	3,999 	    4,300,000 "	Sole		0	0	0
"Dixie Group, Inc"	      SDCV 7.000% 5/1	255519AA8	368 	    400,000 "	Sole		0	0	0
Dominion Resources Inc.	      NOTE 2.125% 12/1	25746UAP4	1,189 	    1,150,000 "	Sole		0	0	0
EGL Inc.	              NOTE 5.000% 12/1	268484AB8	8,040 	    6,900,000 "	Sole		0	0	0
EDO Corp.	              NOTE 5.250% 4/1	281347AD6	14,993 	    13,850,000 "Sole		0	0	0
El Paso Corporation	      DBCV 2/2	        28336LAC3	10,661 	    22,804,000 "Sole		0	0	0
ExpressJet Holdings	      NOTE 4.250% 8/0	30218UAB4	2,050       2,000,000 "	Sole		0	0	0
FLIR Systems	              NOTE 3.000% 6/0	302445AB7	8,787       7,500,000 "	Sole		0	0	0
Fairfax Financial	      DBCV 5.000% 7/1	303901AL6	16,120 	    15,500,000 "Sole		0	0	0
First American Corporation    DBCV 4.500% 4/1	318522AD1	34,157 	    31,440,000 "Sole		0	0	0
GATX Corp.	              NOTE 7.500% 2/0	361448AC7	57,869 	    50,986,000 "Sole		0	0	0
"General Mills, Inc"	      DBCV 10/2	        370334AU8	46,590 	    65,620,000 "Sole		0	0	0
Guitar Center	              NOTE 4.000% 7/1	402040AC3	9,812       7,500,000 "	Sole		0	0	0
Harris Corp.	              DBCV 3.500% 8/1	413875AH8	7,340       5,740,000 "	Sole		0	0	0
Hilton Hotels Corp.	      NOTE 3.375% 4/1	432848AZ2	17,247 	    16,100,000 "Sole		0	0	0
Horace Mann Educators	      NOTE 1.425% 5/1	440327AG9	10,688 	    22,500,000 "Sole		0	0	0
Integra LifeSciences Holdings NOTE 2.500% 3/1	457985AB5	17,796 	    15,500,000 "Sole		0	0	0
Kaydon Corp	              NOTE 4.000% 5/2	486587AB4	14,689 	    12,700,000 "Sole		0	0	0
Kerr McGee Corp.	      SDCV 5.250% 2/1	492386AP2	53,075 	    49,200,000 "Sole		0	0	0
Lamar Advertising	      NOTE 2.875% 12/3	512815AG6	16,714 	    15,500,000 "Sole		0	0	0
Lear Corp.	              NOTE 2/2	        521865AG0	6,678 	    12,500,000 "Sole		0	0	0
Legg Mason	              NOTE 6/0	        524901AG0	50,084 	    67,910,000 "Sole		0	0	0
Level Three Communications    NOTE 6.000% 9/1	52729NAG5	18,657 	    30,460,000 "Sole		0	0	0
Level Three Communications    NOTE 6.000% 3/1	52729NAS9	1,188 	    1,980,000 "	Sole		0	0	0
Liberty Media (MOT)	      DEB 3.500 1/1	530715AN1	41,330 	    45,355,000 "Sole		0	0	0
Liberty Media (VIA/B)	      DEB 3.250 % 3/1	530715AR2	4,987 	    5,202,000 "	Sole		0	0	0
"Lowe's Companies, Inc."      NOTE 2/1	        548661CF2	57,437      62,010,000 "Sole		0	0	0
"Lowe's Companies, Inc."      NOTE .0861 % 10/1	548661CG0	1,894       1,770,000 "	Sole		0	0	0
"Manpower, Inc."	      DBCV   8/1	56418HAC4	17,073      25,200,000 "Sole		0	0	0
Maxtor Corporation	      NOTE 6.800 % 4/3	577729AC0	7,478 	    6,000,000 "	Sole		0	0	0
Maverick Tube	              NOTE 4.000 % 6/1	577914AA2	19,807 	    16,750,000 "Sole		0	0	0
"Medtronic, Inc."	      DBCV 1.250 % 9/1	585055AB2	672 	    650,000 "	Sole		0	0	0
Merrill Lynch                 FRONT 3/1	        590188A73	23,434 	    22,425,000 "Sole		0	0	0
Mesa Air Group	              NOTE 2.482 % 6/1	590479AB7	8,334 	    17,500,000 "Sole		0	0	0
NCO Group	              NOTE 4.750 % 4/1	628858AB8	15,405      14,777,000 "Sole		0	0	0
Natural MicroSystems Corp     NOTE 5.000 % 10/1	638882AA8	4,478 	    4,500,000 "	Sole		0	0	0
Navistar Financial	      NOTE 4.750 % 4/0	638902AM8	8,293 	    7,750,000 "	Sole		0	0	0
New Century Financial	      NOTE 3.500 % 7/0	64352DAB7	12,050 	    8,000,000 "	Sole		0	0	0
Corning Inc.	              NOTE 4.875 % 3/1	671400AL3	33,485 	    32,510,000 "Sole		0	0	0
Odyssey Re Holdings Corp.     DBCV 4.375 % 6/1	67612WAB4	10,345 	    7,715,000 "	Sole		0	0	0
Ohio Casualty Corporation     NOTE 5.000% 3/1	677240AC7	19,182      17,700,000 "Sole		0	0	0
Omnicom Group	              NOTE 6/1	        681919AP1	5,998       5,880,000 "	Sole		0	0	0
PMA Capital Corp.	      DBCV 4.250% 9/3	693419AA1	5,263       6,120,000 "	Sole		0	0	0
"PacifiCare Health Systems    DBCV 3.000% 10/1	695112AG7	16,342      8,100,000 "	Sole		0	0	0
Pegasus Solutions	      NOTE 3.875% 7/1	705906AB1	4,264       4,500,000 "	Sole		0	0	0
Providian Financial Corp.     NOTE 2/1	        74406AAB8	6,234       12,500,000 "Sole		0	0	0
"Quanta Services, Inc."	      NOTE 4.000% 7/0	74762EAA0	3,140       3,305,000 "	Sole		0	0	0
Reebok Intl Ltd	              DBCV 4.250% 3/0	758110AE0	45,768      42,280,000 "Sole		0	0	0
Regal Entertainment	      NOTE 3.750% 5/1	758766AB5	12,142      10,450,000 "Sole		0	0	0
Royal Caribbean Cruises Ltd.  NOTE 2/0	        780153AK8	11,362      20,710,000 "Sole		0	0	0
SPX Corporation	              NOTE 2/0	        784635AD6	7,726       12,000,000 "Sole		0	0	0
Safeguard Scientifics	      NOTE 5.000% 6/1	786449AE8	5,025       5,000,000 "	Sole		0	0	0
St. Mary Land & Exploration   NOTE 5.750% 3/1	792228AC2	19,630      13,000,000 "Sole		0	0	0
Schlumberger Ltd. (Series B)  DBCV 2.125% 6/0	806857AD0	19,637      18,100,000 "Sole		0	0	0
Scottish Annuity & Life Hold  NOTE 4.500% 12/0	81013RAC9	13,632      10,650,000 "Sole		0	0	0
Selective Insurance Group     NOTE 1.616% 9/2	816300AB3	6,687       13,000,000 "Sole		0	0	0
Service Corp. International   NOTE 6.750% 6/2	817565AU8	6,545       5,800,000 "	Sole		0	0	0
Silicon Valley Bancshares     NOTE 6/1	        827064AC0	14,353      12,765,000 "Sole		0	0	0
Sinclair Broadcast Group      NOTE 4.875% 7/1	829226AU3	16,656      16,200,000 "Sole		0	0	0
Starwood Hotels	              NOTE 3.500% 5/1	85590AAJ3	13,832      13,000,000 "Sole		0	0	0
Tech Data Corp.	              SDCV 2.000% 12/1	878237AC0	17,772      17,400,000 "Sole		0	0	0
Tekelec	                      NOTE 2.250% 6/1	879101AE3	3,473       3,000,000 "	Sole		0	0	0
Telefonos de Mexico	      DBCV 4.250% 6/1	879403AD5	9,737       8,210,000 "	Sole		0	0	0
Teva Pharmaceutical Ind. Ltd. NOTE 0.750% 8/1	88163XAB1	222 	    150,000 "	Sole		0	0	0
Teva Pharm (Series A)	      DBCV 0.500% 2/0	88164RAA5	4,435       4,280,000 "	Sole		0	0	0
TranSwitch Corporation	      NOTE 4.500% 9/1	894065AB7	4,845       5,100,000 "	Sole		0	0	0
Travelers Property Casualty   NT CV JR 2032	89420G307	208 	    8,500 "	Sole		0	0	0
Triarc Companies	      NOTE 5.000% 5/1	895927AD3	9,178       8,900,000 "	Sole		0	0	0
Tyco International Ltd        DBCV 2.750% 1/1	902118BF4	33,752      24,795,000 "Sole		0	0	0
Tyco International Ltd.       DBCV 3.125% 3/1	902118BG2	4,871       3,338,000 "	Sole		0	0	0
US Cellular Corp.	      NOTE 6/1	        911684AA6	30,738      58,900,000 "Sole		0	0	0
Universal Health Services     DBCV 0.426% 6/2	913903AL4	54,572      88,825,000 "Sole		0	0	0
Vector Group Ltd.	      NOTE 6.250% 7/1	92240MAC2	3,711       4,100,000 "	Sole		0	0	0
Veritas DGC                   FRONT 3/1	        92343PAD9	6,132       5,275,000 "	Sole		0	0	0
ViroPharma Inc.	              NOTE 6.000% 3/0	928241AC2	744 	    930,000 "	Sole		0	0	0
Western Wireless	      NOTE 4.625% 6/1	95988EAF2	6,173       3,500,000 "	Sole		0	0	0
Zenith National Insurance     NOTE 5.750% 3/3	989390AH2	15,660      9,500,000 "	Sole		0	0	0
General Motors Series C       DEB SR CV C 33	370442717	49,160      1,606,000 "	Sole		0	0	0


COLUMN TOTALS			1,518,317